SUMMARY OF ASSUMPTIONS USED TO ESTIMATE FAIR VALUE OF WARRANTS GRANTED (Details)	Dec. 31, 2021	Dec. 31, 2020
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0	0
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	217	217
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	2.75	2.75
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, term	5 years	5 years